SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	$ 1,276,976	$ 1,320,338
Additions	32,427	146,797
Disposals		(190,159)
Equipment cost, ending balance	1,309,403	1,276,976
Accumulated depreciation, beginning balance	747,434	639,537
Charge for the period	51,702	208,965
Disposals		(101,068)
Accumulated depreciation, ending balance	799,136	747,434
Net book value	510,267	529,542
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	130,328	133,273
Additions	9,615	6,876
Disposals		(9,821)
Equipment cost, ending balance	139,943	130,328
Accumulated depreciation, beginning balance	92,676	58,178
Charge for the period	8,371	37,881
Disposals		(3,383)
Accumulated depreciation, ending balance	101,047	92,676
Net book value	38,896	37,652
Furniture and Equipment [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	997,416	1,040,192
Additions	22,812	137,562
Disposals		(180,338)
Equipment cost, ending balance	1,020,228	997,416
Accumulated depreciation, beginning balance	591,603	545,403
Charge for the period	37,222	143,885
Disposals		(97,685)
Accumulated depreciation, ending balance	628,825	591,603
Net book value	391,403	405,813
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	88,889	86,530
Additions		2,359
Disposals
Equipment cost, ending balance	88,889	88,889
Accumulated depreciation, beginning balance	24,635	6,790
Charge for the period	4,472	17,845
Disposals
Accumulated depreciation, ending balance	29,107	24,635
Net book value	59,782	64,254
Vehicles [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	60,343	60,343
Additions
Disposals
Equipment cost, ending balance	60,343	60,343
Accumulated depreciation, beginning balance	38,520	29,166
Charge for the period	1,637	9,354
Disposals
Accumulated depreciation, ending balance	40,157	38,520
Net book value	$ 20,186	$ 21,823